Trade Payables - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of trade payables [line items]
Trade payables to related parties	R$ 259,644	R$ 214,178
Trade payables	4,710,952	3,670,895
Trade payables – reverse factoring	2,666,894	2,119,059
Domestic suppliers [member]
Summary of trade payables [line items]
Trade payables	2,777,021	3,010,912
Foreign suppliers [member]
Summary of trade payables [line items]
Trade payables	1,674,287	445,805
Domestic suppliers reverse factoring [member]
Summary of trade payables [line items]
Trade payables	2,429,497	1,948,033
Foreign suppliers reverse factoring [member]
Summary of trade payables [line items]
Trade payables	237,397	81,687
Trade payables reverse factoring [member]
Summary of trade payables [line items]
Trade payables to related parties	R$ 0	R$ 89,339